Deposits by Banks (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 20,332	£ 28,525
Drawdown from TFSME	17,000	25,000
Items in the course of transmission
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	732	701
Deposits held as collateral
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	860	1,741
Other deposits
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	18,737	26,082
Amounts due to Santander UK subsidiaries
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 3	£ 1